LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.  LONG-TERM INVESTMENTS

The breakdown of long-term investments are as follows:

	2022	2023
Financial instruments
At fair value through profit or loss:
Equity	7,624	7,537
Convertible bonds	884	491
At fair value through other comprehensive income:
Equity	22	25
	8,530	8,053
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	115	105
Others (each below Rp100 billion)	8	4
	123	109
Total long-term investments	8,653	8,162

Investments in equity at fair value through profit or loss are long-term investments in the form of shares in various start-up companies engaged in information and technology. The Group does not have significant influence in these start-up companies.

Investments in equity at fair value through profit or loss include:

(i)

Telkomsel's investment in PT GoTo Gojek Tokopedia Tbk. (“GOTO”). As of December 31, 2023, Telkomsel assessed the fair value of the investment in GOTO was Rp86 per share. The total unrealized loss from changes in fair value of Telkomsel’s investment in GOTO as of December 31, 2023 amounted to Rp119 billion and was presented as unrealized loss arising from change of valuation of investments in the consolidated statements of profit or loss.

(ii)

Investments by MDI in several start-up entities engaged in the information and technology sector. The additional investments during the period by MDI amounted to Rp338 billion. The total unrealized loss from changes in fair value of MDI’s investment amounted to Rp514 billion as of December 31, 2023 and was presented as unrealized loss arising from change of valuation of investments in the consolidated statements of profit or loss.

Investments in convertible bonds at fair value through profit or loss represent long-term investments owned by Telkomsel and MDI in the form of convertible bonds in various start-up companies engaged in information and technology, which will be immediately converted into shares when they mature.

The unrecognized share in losses in other investment cumulatively as of December 31, 2021, 2022 and 2023 was amounting to Rp341 billion, Rp346 billion and Rp328 billion, respectively.